Loss Per Share	6 Months Ended
Jun. 30, 2020
Loss Per Share [Abstract]
LOSS PER SHARE
9.	LOSS PER SHARE

The following is a reconciliation of the basic and diluted loss per share computation for the six months ended June 30, 2020 and 2019:

	Six months ended June 30,
	2020	2019

Net loss attributable to the Company's common shareholders	$(1,695,996)	$(3,312,215)
Weighted average shares outstanding – Basic and diluted	25,410,047	17,806,586
Loss per share – Basic and diluted	$(0.07)	$(0.19)

For the six months ended June 30, 2020 and 2019, all the outstanding warrants and options were anti-dilutive.